Personnel Expenses - Schedule of Personnel Expenses (Details) - BRL (R$) R$ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Personnel Expenses [Line Items]
Personnel expenses		R$ (337,634)	R$ (260,323)
Salaries [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses		(135,406)	(124,511)
Benefits [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses	[1]	(128,140)	(60,676)
Social Security Charges [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses	[2]	(73,772)	(73,731)
Others [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses		R$ (314)	R$ (1,404)

[1]	The balance mainly refers to compensation expenses related to LTIP provisions made in the period ended March 31, 2026 which amounted to R$ 26,760 (R$ 0 for the period ended March 31, 2025)..
[2]	The balance mainly includes payroll taxes related to LTIP payments made in the period ended March 31, 2026 which amounted to R$ 62,053 (R$ 36,234 for the period ended March 31, 2025).